Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Trade receivables	£ 5,176		£ 4,672
Other receivables	890		970
Trade receivables	6,423		6,000
Financial assets	12,402		10,906
Expected credit loss allowance	15	£ 15
Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Expected credit loss allowance on trade receivables credit impaired	7
Financial assets	376
Expected credit loss allowance	5
Trade and other receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of trade and other receivables [line items]
Financial assets	41
Trade and other receivables [member] | Remaining Balance [member]
Disclosure of trade and other receivables [line items]
Financial assets	335
Financial instruments credit-impaired [member] | Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Trade receivables	71
Associates and joint ventures [member]
Disclosure of trade and other receivables [line items]
Trade receivables	15		11
Other receivables	£ 0		£ 7